PENSION AND OTHER POSTRETIREMENT BENEFITS - Fair Value of Pension Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension ongoing income—non-service | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	$ 16,594	$ 17,005	$ 20,560
Pension ongoing income—non-service | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	5,549	5,304	8,396
Honeywell common stock | Pension ongoing income—non-service | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	3,049	3,336
Honeywell common stock | Pension ongoing income—non-service | Level 1 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	3,049	3,336
Honeywell common stock | Pension ongoing income—non-service | Level 2 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Honeywell common stock | Pension ongoing income—non-service | Level 3 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
U.S. equities | Pension ongoing income—non-service | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	6
U.S. equities | Pension ongoing income—non-service | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	195	144
U.S. equities | Pension ongoing income—non-service | Level 1 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	6
U.S. equities | Pension ongoing income—non-service | Level 1 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	2
U.S. equities | Pension ongoing income—non-service | Level 2 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
U.S. equities | Pension ongoing income—non-service | Level 2 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	195	142
U.S. equities | Pension ongoing income—non-service | Level 3 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
U.S. equities | Pension ongoing income—non-service | Level 3 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Short-term investments | Pension ongoing income—non-service | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	2,942	855
Short-term investments | Pension ongoing income—non-service | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	387	341
Short-term investments | Pension ongoing income—non-service | Level 1 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	283	855
Short-term investments | Pension ongoing income—non-service | Level 1 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	168	341
Short-term investments | Pension ongoing income—non-service | Level 2 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	2,659	0
Short-term investments | Pension ongoing income—non-service | Level 2 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	219	0
Short-term investments | Pension ongoing income—non-service | Level 3 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Short-term investments | Pension ongoing income—non-service | Level 3 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Government securities | Pension ongoing income—non-service | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	532	1,492
Government securities | Pension ongoing income—non-service | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,635	2,045
Government securities | Pension ongoing income—non-service | Level 1 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Government securities | Pension ongoing income—non-service | Level 1 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Government securities | Pension ongoing income—non-service | Level 2 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	532	1,492
Government securities | Pension ongoing income—non-service | Level 2 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,635	2,045
Government securities | Pension ongoing income—non-service | Level 3 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Government securities | Pension ongoing income—non-service | Level 3 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Corporate bonds | Pension ongoing income—non-service | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	5,733	6,632
Corporate bonds | Pension ongoing income—non-service | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,103	1,031
Corporate bonds | Pension ongoing income—non-service | Level 1 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Corporate bonds | Pension ongoing income—non-service | Level 1 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Corporate bonds | Pension ongoing income—non-service | Level 2 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	5,733	6,632
Corporate bonds | Pension ongoing income—non-service | Level 2 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,103	1,031
Corporate bonds | Pension ongoing income—non-service | Level 3 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Corporate bonds | Pension ongoing income—non-service | Level 3 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Mortgage/Asset-backed securities | Pension ongoing income—non-service | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	676	1,119
Mortgage/Asset-backed securities | Pension ongoing income—non-service | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	10	31
Mortgage/Asset-backed securities | Pension ongoing income—non-service | Level 1 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Mortgage/Asset-backed securities | Pension ongoing income—non-service | Level 1 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Mortgage/Asset-backed securities | Pension ongoing income—non-service | Level 2 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	676	1,119
Mortgage/Asset-backed securities | Pension ongoing income—non-service | Level 2 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	10	31
Mortgage/Asset-backed securities | Pension ongoing income—non-service | Level 3 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Mortgage/Asset-backed securities | Pension ongoing income—non-service | Level 3 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Insurance contracts | Pension ongoing income—non-service | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	7	8
Insurance contracts | Pension ongoing income—non-service | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	108	115
Insurance contracts | Pension ongoing income—non-service | Level 1 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Insurance contracts | Pension ongoing income—non-service | Level 1 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Insurance contracts | Pension ongoing income—non-service | Level 2 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	7	8
Insurance contracts | Pension ongoing income—non-service | Level 2 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	108	115
Insurance contracts | Pension ongoing income—non-service | Level 3 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Insurance contracts | Pension ongoing income—non-service | Level 3 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Direct private investments | Level 3 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,293	1,284	1,336
Direct private investments | Pension ongoing income—non-service | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,293	1,284
Direct private investments | Pension ongoing income—non-service | Level 1 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Direct private investments | Pension ongoing income—non-service | Level 2 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Direct private investments | Pension ongoing income—non-service | Level 3 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,293	1,284
Real estate properties | Level 3 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	977	1,005	843
Real estate properties | Pension ongoing income—non-service | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	977	1,005
Real estate properties | Pension ongoing income—non-service | Level 1 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Real estate properties | Pension ongoing income—non-service | Level 2 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Real estate properties | Pension ongoing income—non-service | Level 3 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	977	1,005
Total | Pension ongoing income—non-service | Level 1 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	3,332	4,197
Total | Pension ongoing income—non-service | Level 1 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	168	343
Total | Pension ongoing income—non-service | Level 2 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	9,607	9,251
Total | Pension ongoing income—non-service | Level 2 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	3,676	3,792
Total | Pension ongoing income—non-service | Level 3 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	2,270	2,289
Total | Pension ongoing income—non-service | Level 3 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,695	1,116
Total | Pension ongoing income—non-service | Fair Value, Inputs, Level 1, Level 2, and Level 3 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	15,209	15,737
Total | Pension ongoing income—non-service | Fair Value, Inputs, Level 1, Level 2, and Level 3 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	5,539	5,251
Private funds | Pension ongoing income—non-service | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,265	1,258
Private funds | Pension ongoing income—non-service | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	8	10
Real estate funds | Pension ongoing income—non-service | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	8	10
Real estate funds | Pension ongoing income—non-service | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	2	43
Commingled funds | Pension ongoing income—non-service | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	112	0
Non-U.S. equities | Pension ongoing income—non-service | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	365	374
Non-U.S. equities | Pension ongoing income—non-service | Level 1 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Non-U.S. equities | Pension ongoing income—non-service | Level 2 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	365	374
Non-U.S. equities | Pension ongoing income—non-service | Level 3 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Insurance buy-in contracts | Level 3 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,605	950	691
Insurance buy-in contracts | Pension ongoing income—non-service | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,605	950
Insurance buy-in contracts | Pension ongoing income—non-service | Level 1 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Insurance buy-in contracts | Pension ongoing income—non-service | Level 2 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Insurance buy-in contracts | Pension ongoing income—non-service | Level 3 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,605	950
Private funds | Level 3 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	74	36	33
Private funds | Pension ongoing income—non-service | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	115	90
Private funds | Pension ongoing income—non-service | Level 1 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Private funds | Pension ongoing income—non-service | Level 2 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	41	54
Private funds | Pension ongoing income—non-service | Level 3 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	74	36
Real estate funds | Level 3 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	16	130	$ 163
Real estate funds | Pension ongoing income—non-service | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	16	130
Real estate funds | Pension ongoing income—non-service | Level 1 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Real estate funds | Pension ongoing income—non-service | Level 2 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Real estate funds | Pension ongoing income—non-service | Level 3 | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	$ 16	$ 130